DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Forward freight agreements and bunker swaps [Table Text Block]	Forward freight agreements and bunker swaps - analysed between:
	2022	2021
	US$’000	US$’000
Assets
Current assets	51	5,370
Non-current assets	-	611

Liabilities
Current liabilities	(138)	(704)

Disclosure of Outstanding Forward Freight Agreements Maturity [Table Text Block]
The Group has entered into a number of forward freight agreements in the normal course of business in order to hedge against open positions in the fleet from contracts of affreightment and exposure to earnings on the spot market. As at 31 December 2022, there are no outstanding forward freight agreements. As at 31 December 2021, there were 23 outstanding forward freight agreements, maturing as follows:

2021
Current assets
Derivative instruments in designated hedge ac
c
ounting relationships:

Settlement periods		Strike price	Duration	Notional value	Fair value gain
		US$		US$’000	US$’000
April 2022 to December 2022	BSI-58 ave 10TC	13,300	45	599	406
April 2022 to December 2022	BSI-58 ave 10TC	13,300	45	599	406
April 2022 to December 2022	BSI-58 ave 10TC	13,300	180	2,394	1,624
January 2022 to December 2022	BSI-58 ave 10TC	17,350	180	3,123	1,016
January 2022 to December 2022	BSI-58 ave 10TC	17,250	60	1,035	345
January 2022 to December 2022	BSI-58 ave 10TC	17,250	60	1,035	345
January 2022 to December 2022	BSI-58 ave 10TC	17,250	60	1,035	345
January 2022 to June 2022	BSI-58 ave 10TC	23,100	90	2,079	157
June 2022	BSI-58 ave 10TC	25,000	15	375	6
July 2022 to September 2022	BSI-58 ave 10TC	21,000	45	945	52
October 2022 to December 2022	BSI-58 ave 10TC	19,000	45	855	52
January 2022 to June 2022	BSI-58 ave 10TC	22,650	90	2,039	197
January 2022 to June 2022	BSI-58 ave 10TC	23,000	30	690	55
January 2022 to June 2022	BSI-58 ave 10TC	23,100	60	1,386	103
				18,189	5,109

Non-current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Duration	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
January 2023 to December 2023	BSI-58 ave 10TC	14,350	60	861	117
January 2023 to December 2023	BSI-58 ave 10TC	600	60	861	117
January 2023 to December 2023	BSI-58 ave 10TC	574	60	861	117
January 2023 to December 2023	BSI-58 ave 10TC	510	60	885	93
January 2023 to December 2023	BSI-58 ave 10TC	503	60	888	90
January 2023 to December 2023	BSI-58 ave 10TC	538	60	900	77
				5,256	611

Current liabilities
Derivative instruments in designated hedge ac
c
ounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
July 2022 to December 2022	BSI-58 ave 10TC	23,100	90	2,079	(176)
January 2022 to March 2022	BSI-58 ave 10TC	27,400	15	411	(36)
January 2022 to March 2022	BSI-58 ave 10TC	27,400	15	411	(36)
January 2022 to March 2022	BSI-58 ave 10TC	27,400	15	411	(36)
April 2022 to May 2022	BSI-58 ave 10TC	25,000	30	750	(20)
July 2022 to December 2022	BSI-58 ave 10TC	22,650	90	2,039	(135)
July 2022 to December 2022	BSI-58 ave 10TC	23,000	30	690	(55)
July 2022 to December 2022	BSI-58 ave 10TC	23,100	60	1,386	(117)
				8,177	(611)

Disclosure of Detailed Information of Number of Bunker Swaps [Table Text Block]
The Group has entered into a number of bunker swaps, as follows:

2022
Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
January 2023	0.5% FOB Rotterdam	510.25	350	179	2
January 2023 to December 2023	0.5% FOB Rotterdam	483.50	1,920	928	31
April 2023	0.5% FOB Rotterdam	488.50	400	195	5
May 2023	0.5% FOB Singapore	529.25	250	132	2
April 2023	0.5% FOB Rotterdam	488.50	400	195	5
May 2023	0.5% FOB Singapore	529.25	250	132	2
March 2023 to May 2023	0.5% FOB Singapore	537.50	750	403	4
				2,164	51

Current liabilities
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
January 2023	0.5% FOB Rotterdam	651.00	180	117	(25)
January 2023	0.5% FOB Rotterdam	599.50	450	270	(38)
January 2023 to February 2023	0.5% FOB Rotterdam	573.75	750	430	(47)
February 2023 to July 2023	0.5% FOB Rotterdam	510.25	2,100	1,072	(20)
August 2023 to December 2023	0.5% FOB Rotterdam	503.25	1,000	503	(8)
June 2023	0.5% FOB Singapore	537.50	250	134	-
				2,526	(138)

2021
Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
January 2022	0.5% FOB Rotterdam	407.00	500	204	74
January 2022 to May 2022	0.5% FOB Singapore	505.25	1,900	960	115
January 2022 to June 2022	0.5% FOB Rotterdam	518.00	1,200	622	22
January 2022 to February 2022	0.5% FOB Singapore	564.75	700	395	17
January 2022 to March 2022	0.5% FOB Rotterdam	533.00	2,700	1,439	33
				3,620	261

Current liabilities
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
April 2022 to October 2022	0.5% FOB Rotterdam	533.00	6,500	3,465	(74)
November 2022	0.5% FOB Rotterdam	528.50	500	264	(10)
December 2022	0.5% FOB Rotterdam	527.50	500	264	(9)
				3,993	(93)